Note Borrowings (Maximum aggregate balance of federal funds purchased and repurchase agreements) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Federal Funds Purchased and Securities Sold under Agreements to Repurchase
Maximum aggregate balance outstanding at any month-end	$ 1,224,064	$ 2,208,213
Average montly aggregate balance outstanding	$ 1,023,905	$ 1,732,199
Weighted average interest rate for the year	0.73%	3.85%
Weighted average interest rate at December 31	0.88%	0.62%